Expense Example - FidelityFreedomFunds-K6ComboPRO - FidelityFreedomFunds-K6ComboPRO - Fidelity Freedom 2030 Fund - Fidelity Freedom 2030 Fund - Class K6	Sep. 08, 2023 USD ($)
Expense Example:
1 year	$ 38
3 years	119
5 years	208
10 years	$ 468